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                                                   Filed Pursuant to Rule 497(e)
                                               Registration File Nos.: 333-91725
                                                                       333-81184
                                                                   July 23, 2004
                                                                      Supplement

[MORGAN STANLEY LOGO OMITTED]


               SUPPLEMENT DATED JULY 23, 2004 TO THE PROSPECTUS OF
                   ACTIVE ASSETS INSTITUTIONAL MONEY TRUST AND
             ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
                              Dated August 29, 2003

With respect to the Active Assets Institutional Money Trust:

The following disclosure is hereby added at the end of the bullet-point list under the subsection "Principal Investment Strategies" under the section for Active Assets Institutional Money Trust of the Prospectus:

      o Adjustable rate government securities with final maturities in excess of 397 days.
      o  Asset-backed securities.
      o  Promissory notes and funding agreements.
      o  Tax-exempt variable rate demand notes.

The following paragraph is hereby added following the third paragraph of the subsection "Principal Risks" under the section for Active Assets Institutional Money Trust of the Prospectus:

   PROMISSORY NOTES AND FUNDING AGREEMENTS RISK. The Fund may invest in unsecured bank promissory notes and funding agreements. The secondary market, if any, for unsecured bank promissory notes and funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid. The Fund may invest up to 10% in illiquid securities, including unsecured bank promissory notes and funding agreements.

   ASSET-BACKED SECURITIES RISK. The Fund may invest in asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

   TAX-EXEMPT VARIABLE RATE DEMAND NOTES RISK. The Fund may invest in tax-exempt variable rate demand notes. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

With respect to the Active Assets Institutional Government Securities Trust:

The second to last sentence of the "Principal Investment Strategies" subsection under the section for Active Assets Institutional Government Securities Trust of the Prospectus is hereby deleted and replaced by the following:

   The Fund also may invest up to 10% of its assets in FDIC insured certificates of deposit of banks and savings and loan institutions, corporate debt obligations, adjustable rate government securities with final maturities in excess of 397 days, asset-backed securities, promissory notes, funding agreements and tax-exempt variable rate demand notes.

The following paragraph is hereby added as the fourth paragraph of the subsection "Principal Risks" under the section for Active Assets Institutional Government Securities Trust of the Prospectus:

   PROMISSORY NOTES AND FUNDING AGREEMENTS RISK. The secondary market, if any, for unsecured bank promissory notes and funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid. The Fund may invest up to 10% in illiquid securities, including unsecured bank promissory notes and funding agreements.

   ASSET-BACKED SECURITIES RISK. The Fund may invest in asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

   TAX-EXEMPT VARIABLE RATE DEMAND NOTES RISK. The Fund may invest in tax-exempt variable rate demand notes. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                     37854SPT-01